Retirement Plans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Projected benefit obligation, accumulated benefit obligation and fair value of plan assets
Projected benefit obligation	$ 22,471	$ 23,638
Accumulated benefit obligation	21,022	19,018
Fair value of plan assets	$ 13,369	$ 11,476